Shareholder Report, Line Graph (Details) - USD ($)										12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 19, 2023	Apr. 30, 2025
Putnam ESG High Yield ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Putnam ESG High Yield ETF (NAV)
Accumulated Value	$ 11,762	$ 11,524	$ 11,309	$ 10,888	$ 10,854	$ 10,017	$ 10,258	$ 10,093	$ 10,000	$ 11,776
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Index
Accumulated Value	10,391	10,398	10,373	9,874	10,181	9,406	9,869	10,021	10,000	$ 10,666
JPMorgan Developed High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										JPMorgan Developed High Yield Index
Accumulated Value	$ 12,100	$ 11,827	$ 11,530	$ 11,108	$ 11,010	$ 10,144	$ 10,351	$ 10,116	$ 10,000	$ 12,007